Cover Page - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38235
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	RISE Education Cayman Ltd
Entity Incorporation, State or Country Code	E9
Entity Central Index Key	0001712178
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Address, Country	KY
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	true
Entity Common Stock, Shares Outstanding	113,030,392
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	c/o Maples Corporate Services Limited, PO Box 309
Entity Address, Address Line Two	Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	1104
ICFR Auditor Attestation Flag	false
Auditor Name	BDO China Shu Lun Pan Certified Public Accountants LLP	Ernst & Young Hua Ming LLP
Auditor Firm ID	1818	1408
Auditor Location	Beijing, China	Beijing, the People’s Republic of China
American Depository Share [Member]
Entity Addresses [Line Items]
Trading Symbol	REDU
Title of 12(b) Security	American Depositary Shares, each representing two ordinary shares, par value US$0.01 per share
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Country	KY
Entity Address, Address Line One	c/o Maples Corporate Services Limited, PO Box 309
Entity Address, Address Line Two	Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	1104
Contact Personnel Name	Ms. Lihong Wang
Contact Personnel Email Address	lwang@rdchina.net
City Area Code	1
Local Phone Number	345 949 8066